Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [Abstract]
Disclosure of detailed information about inventory [Table Text Block]
	December 31, 2025	December 31, 2024
Finished products - Vanadium	$37,246	$35,083
Finished products - Ilmenite	321	1,040
Work-in-progress - Vanadium	1,195	606
Work-in-progress - Ilmenite	-	-
Stockpiles	336	490
Warehouse materials	10,413	10,319
Total	$49,511	$47,538